UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment  [   ] ; Amendment Number: _______
This Amendment (Check only one):[   ] is a restatement.
					  [   ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Pin Oak Investment Advisors, Inc.
Address:	4545 Post Oak Place
		Suite 310
		Houston, Texas  77027

13F File Number:	28-05631

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Barrett Rouse
Title:	President
Phone:	713-871-8300

Signature, Place, and Date of Signing:

J. Barrett Rouse	Houston, Texas	   December 8, 2003

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		 0

Form 13F Information Table Entry Total:  57

Form 13F Information Table Value Total:  $95,727

List of Other Included Managers:         NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/10 Berkshire Hthwy           COM              084670108     1875      250 SH       SOLE                      250
AOL Time Warner                COM              00184A105      431    28526 SH       SOLE                    28526
Abbott Labs                    COM              002824100     1259    29584 SH       SOLE                    29584
Alliance Cap Mgmt              COM              01855A101     2192    65450 SH       SOLE                    65450
Altria Group Inc               COM              718154107      556    12695 SH       SOLE                    12695
American Express               COM              025816109     2927    64950 SH       SOLE                    64950
American Intl Group            COM              026874107     1642    28452 SH       SOLE                    28452
Amsouth Bancorp                COM              032165102      362    17060 SH       SOLE                    17060
Anheuser Busch                 COM              035229103      673    13650 SH       SOLE                    13650
Applied Materials              COM              038222105     2079   114606 SH       SOLE                   114606
Auto Data Processing           COM              053015103     1974    55060 SH       SOLE                    55060
Bank of America                COM              060505104     2806    35955 SH       SOLE                    35955
Berkshire Hathaway             COM              084670207     2726     1092 SH       SOLE                     1092
Boeing                         COM              097023105      934    27200 SH       SOLE                    27200
Bristol Myers Squibb           COM              110122108      754    29370 SH       SOLE                    29370
Buckeye Ptnrs LP               COM              118230101     1158    28950 SH       SOLE                    28950
Cardinal Health Inc            COM              14149Y108     2195    37595 SH       SOLE                    37595
ChevronTexaco                  COM              166764100      341     4766 SH       SOLE                     4766
Cisco Systems Inc              COM              17275R102     1624    83137 SH       SOLE                    83137
Citigroup                      COM              172967101     2259    49638 SH       SOLE                    49638
Coca Cola                      COM              191216100     2361    54966 SH       SOLE                    54966
Colgate-Palmolive              COM              194162103      721    12900 SH       SOLE                    12900
Crescent Real Est              COM              225756105      152    10500 SH       SOLE                    10500
Dell Inc                       COM              247025109     1904    57034 SH       SOLE                    57034
Disney, Walt Hldg Co           COM              254687106      730    36176 SH       SOLE                    36176
EMC Corp                       COM              268648102      341    26970 SH       SOLE                    26970
Exxon Mobil Corp               COM              30231G102     3313    90511 SH       SOLE                    90511
First Data Corp                COM              319963104     2597    64984 SH       SOLE                    64984
GATX Corporation               COM              361448103     1363    64425 SH       SOLE                    64425
General Electric               COM              369604103     2752    92327 SH       SOLE                    92327
Gillette                       COM              375766102     1730    54101 SH       SOLE                    54101
Grey Wolf Inc                  COM              397888108       38    11000 SH       SOLE                    11000
Home Depot Inc                 COM              437076102     2860    89782 SH       SOLE                    89782
Integrated Electrical Svc      COM              45811E103      351    50806 SH       SOLE                    50806
Intel                          COM              458140100     3228   117325 SH       SOLE                   117325
Intl Business Mach             COM              459200101     1866    21125 SH       SOLE                    21125
JP Morgan Chase                COM              616880100      405    11785 SH       SOLE                    11785
Johnson & Johnson              COM              478160104     3185    64313 SH       SOLE                    64313
Kinder Morgan Mgmt             COM              49455U100      781    20465 SH       SOLE                    20465
Kraft Foods Inc                COM              50075N104     1822    61750 SH       SOLE                    61750
Merck                          COM              589331107     2174    42941 SH       SOLE                    42941
Microsoft Corp                 COM              594918104     1630    58650 SH       SOLE                    58650
Moodys Corp                    COM              615369105     2562    46600 SH       SOLE                    46600
Pepsico                        COM              713448108     3364    73396 SH       SOLE                    73396
Pfizer                         COM              717081103     3433   112997 SH       SOLE                   112997
Procter & Gamble Co            COM              742718109     2322    25014 SH       SOLE                    25014
Qualcomm Inc                   COM              747525103     1034    24835 SH       SOLE                    24835
Southwest Bancorp              COM              84476R109      609    16674 SH       SOLE                    16674
Sysco Corp                     COM              871829107     2504    76555 SH       SOLE                    76555
Texas Instruments              COM              882508104      421    18485 SH       SOLE                    18485
Tyco Intl Ltd New              COM              902124106      589    28835 SH       SOLE                    28835
Walmart                        COM              931142103     3047    54550 SH       SOLE                    54550
Washington Mutual              COM              939322103     3209    81505 SH       SOLE                    81505
Weingarten Realty              COM              948741103      686    15254 SH       SOLE                    15254
BP PLC ADR                     SPONS.ADR        055622104     1820    43233 SH       SOLE                    43233
Nokia Corp ADR                 SPONS.ADR        654902204      788    50515 SH       SOLE                    50515
Royal Dutch Pet ADR            SPONS.ADR        780257804     2273    51421 SH       SOLE                    51421